SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2025
SCHEDULE OF SUMMARIZES THE SHARE OPTION ACTIVITY

The changes in stock options including those granted to directors, officers, employees and consultants are summarized as follows:

	2025		2024		2023
	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price
Beginning Balance	12,250,000	$0.23	10,350,000	$0.17	8,635,000	$0.14
Options granted	4,100,000	$0.05	3,661,000	$0.28	2,365,000	$0.26
Expired	(1,210,000)	$0.08	(116,000)	$0.09	(250,000)	$0.17
Forfeited	(92,000)	$0.11	-		-	-
Exercised	-	-	(1,645,000)	$0.05	(400,000)	$0.11
Ending Balance	15,048,000	$0.18	12,250,000	$0.23	10,350,000	$0.17
Exercisable	14,023,000	$0.19	10,269,500	$0.22	9,132,250	$0.17

SCHEDULE OF STOCK OPTION OUTSTANDING AND EXERCISABLE

The following table summarizes information about stock options outstanding and exercisable as at December 31, 2025:

Exercise Price	Expiry date	Options
		Outstanding	Exercisable

$0.19	January 28, 2026	150,000	150,000
$0.25	March 22, 2026	1,800,000	1,800,000
$0.15	June 4, 2027	700,000	700,000
$0.28	June 4, 2027	300,000	300,000
$0.29	June 4, 2027	600,000	600,000
$0.15	August 10, 2027	1,975,000	1,975,000
$0.15	August 12, 2027	100,000	100,000
$0.16	October 12, 2027	300,000	300,000
$0.28	May 15, 2028	1,492,000	1,492,000
$0.20	June 21, 2028	400,000	400,000
$0.20	September 15, 2028	140,000	140,000
$0.18	July 1, 2029	300,000	300,000
$0.29	August 30, 2029	2,731,000	2,731,000
$0.05	June 30, 2030	4,060,000	3,035,000
		15,048,000	14,023,000

SCHEDULE OF SHARE BASED COMPENSATION FOR OPTIONS GRANTED

Share-based payments for options granted were measured using the Black-Scholes option pricing model with the following weighted average assumptions:

	2025	2024
Expected life	3.60 years	3.69 years
Volatility	116%	115%
Dividend yield	0%	0%
Risk-free interest rate	2.78%	3.52%